Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Operating lease liabilities	¥ 3,744			$ 523
Operating lease right-of-use assets	3,792			$ 529	¥ 5,124
Rent expense	¥ 1,186	$ 166	¥ 1,385